OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of other financial liabilities - Other Financial Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
(a) Interest bearing loans	$ 2,243,776	$ 1,421,261
(b) Lease Liability	806,283	414,027
(c) Hedge derivatives	2,734	50,372
(d) Derivative non classified as hedge accounting	2,937
Total current	3,055,730	1,885,660
Non-current
(a) Interest bearing loans	5,489,078	5,772,266
(b) Lease Liability	2,314,723	2,758,130
(c) Hedge derivatives		22
Total non-current	$ 7,803,801	$ 8,530,418